Segment Disclosures and Concentration - Revenues and Property and Equipment by Country (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	1
Segment Reporting Information [Line Items]
Total revenue	$ 2,570,127	$ 3,415,865	$ 3,458,592
Total property and equipment	7,424,782	8,586,761
United States
Segment Reporting Information [Line Items]
Total revenue	1,148,850	1,685,274	1,874,589
Total property and equipment	4,035,613	4,752,834
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	347,292	421,252	466,202
Total property and equipment	876,822	1,020,575
Japan
Segment Reporting Information [Line Items]
Total revenue	211,658	250,733	174,120
Total property and equipment	486,525	525,046
Greater China
Segment Reporting Information [Line Items]
Total revenue	0	206,261	228,537
Other foreign countries
Segment Reporting Information [Line Items]
Total revenue	862,327	852,345	$ 715,144
Total property and equipment	$ 2,025,822	$ 2,288,306